UNITED STATES
                               SECURITIES AND EXCHANGE COMMISSION
                                      WASHINGTON, DC 20549

                                           FORM N-PX

                            ANNUAL REPORT OF PROXY VOTING RECORD OF
                            REGISTERED MANAGEMENT INVESTMENT COMPANY

                               Investment Company Act file number:  811- 6718
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                              DREYFUS INVESTMENT GRADE FUNDS, INC.


                       (Exact name of registrant as specified in charter)

                                  c/o The Dreyfus Corporation
                                        200 Park Avenue
                                    New York, New York 10166


                      (Address of principal executive offices) (Zip code)

                                      Mark N. Jacobs, Esq.
                                        200 Park Avenue
                                    New York, New York 10166


                            (Name and address of agent for service)

               Registrant's telephone number, including area code:(212) 922-6000

                                 Date of fiscal year end: 7/31

                      Date of reporting period: July 1, 2003-June 30, 2004

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ITEM 1.  PROXY VOTING RECORD

                   DREYFUS INVESTMENT GRADE FUNDS, INC.

                           DREYFUS INFLATION ADJUSTED SECURITIES FUND
                           DREYFUS INSTITUTIONAL YIELD ADVANTAGE FUND
                           DREYFUS PREMIER SHORT-TERM INCOME FUND
                           DREYFUS PREMIER YIELD ADVANTAGE FUND


The Registrant did not hold any voting securities and accordingly did not vote any proxies during the reporting period.




                   DREYFUS INVESTMENT GRADE FUNDS, INC.
                         DREYFUS INTERMEDIATE TERM INCOME FUND


EXCO RESOURCES, INC.

Ticker:       EXCO           Security ID:  269279303
Meeting Date: JUL 29, 2003   Meeting Type: Special
Record Date:  JUN 17, 2003

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Approve Merger Agreement                  For       For        Management
2     Adjourn Meeting                           For       Against    Management














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                                          SIGNATURES



      Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.



        Dreyfus Investment Grade Funds, Inc.



By:     /S/ STEPHEN R. BYERS
        Stephen R. Byers
        Executive Vice President

Date:     August 18, 2004